Document And Entity Information	Nov. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K of ADTRAN Holdings, Inc. (the “Company”), originally furnished by the Company to the Securities and Exchange Commission on November 8, 2022 (the “Initial 8-K”). The sole purpose for filing this Form 8-K/A is to correct certain information contained in Exhibit 99.1 to the Initial 8-K related to the Company’s cost of revenue, as described further below. Except as stated in this Explanatory Note, no other changes have been made to the Initial 8‑K or Exhibit 99.1 thereto. The information included in, or furnished with, Item 2.02 of this Current Report on Form 8-K/A shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), nor shall it be deemed incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Central Index Key	0000926282
Entity Emerging Growth Company	false
Entity File Number	001-41446
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	ADTN
Security Exchange Name	NASDAQ